Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.69%)	1.59%	4.19%
Net Unrealized Appreciation/(Depreciation)	$ (8,773,060)	$ 11,977,105	$ 37,402,229
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.69%)	1.01%	2.97%
Net Unrealized Appreciation/(Depreciation)	(3,560,285)	7,608,540	26,464,835
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.00%)	0.58%	1.22%
Net Unrealized Appreciation/(Depreciation)	(5,212,775)	4,368,565	10,937,394
Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.46%	0.98%	3.35%
Net Unrealized Appreciation/(Depreciation)	2,423,728	7,348,602	29,870,315
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.86%)	(0.04%)	0.33%
Net Unrealized Appreciation/(Depreciation)	(4,431,540)	(317,941)	2,974,672
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.10%	0.10%	0.72%
Net Unrealized Appreciation/(Depreciation)	519,385	740,413	6,435,870
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.17%	1.12%	0.16%
Net Unrealized Appreciation/(Depreciation)	6,072,602	8,451,369	1,459,903
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.06%	0.05%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	307,311	416,798	(332,016)
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.10%	0.09%
Net Unrealized Appreciation/(Depreciation)	520,579	647,000
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	0.09%
Net Unrealized Appreciation/(Depreciation)	281,734	679,344
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%	0.03%
Net Unrealized Appreciation/(Depreciation)	95,875	213,719
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.94%	0.86%	0.20%
Net Unrealized Appreciation/(Depreciation)	4,867,103	6,494,508	1,791,919
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital			0.07%
Net Unrealized Appreciation/(Depreciation)			578,540
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.87%	(0.15%)	1.18%
Net Unrealized Appreciation/(Depreciation)	4,527,661	(1,082,372)	10,487,557
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	(0.05%)	0.32%
Net Unrealized Appreciation/(Depreciation)	(6,560)	(406,302)	2,892,994
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.82%)	0.00%	0.57%
Net Unrealized Appreciation/(Depreciation)	(4,257,820)	(36,565)	5,040,779
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.53%	(0.14%)	1.60%
Net Unrealized Appreciation/(Depreciation)	2,762,874	(1,033,705)	14,278,410
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.15%)	0.03%	(0.38%)
Net Unrealized Appreciation/(Depreciation)	(5,984,013)	259,938	(3,405,480)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.80%	0.21%	(0.15%)
Net Unrealized Appreciation/(Depreciation)	4,168,165	1,577,490	(1,326,800)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%	(0.31%)	(0.08%)
Net Unrealized Appreciation/(Depreciation)	133,774	(2,352,297)	(707,463)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	(0.01%)	(0.01%)
Net Unrealized Appreciation/(Depreciation)	(69,293)	(76,759)	(132,113)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	0.00%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	(93,560)	(24,710)	(295,000)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.97%)	0.05%	(0.13%)
Net Unrealized Appreciation/(Depreciation)	(10,215,962)	377,431	(1,179,968)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	0.18%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	26,983	1,407,123	(262,312)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	(0.09%)	0.05%
Net Unrealized Appreciation/(Depreciation)	65,880	(648,340)	498,176
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.53%)	0.72%	(0.38%)
Net Unrealized Appreciation/(Depreciation)	$ (7,975,649)	$ 5,402,270	$ (3,341,016)